Business segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules present the contribution of our segments to our overall profitability.

For the year ended Dec. 31, 2024	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$6,448	$4,535	$3,213	(a)	$98	$14,294	(a)
Net interest income (expense)	2,468	1,729	176		(61)	4,312
Total revenue	8,916	6,264	3,389	(a)	37	18,606	(a)
Provision for credit losses	38	19	4		9	70
Noninterest expense	6,314	3,353	2,780		254	12,701
Income (loss) before income taxes	$2,564	$2,892	$605	(a)	$(226)	$5,835	(a)
Pre-tax operating margin (b)	29%	46%	18%		N/M	31%
Average assets	$196,740	$124,448	$26,385		$65,761	$413,334
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $13 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2023	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	(a)	Consolidated	(a)
(dollars in millions)
Total fee and other revenue	$6,029	$4,160	$2,987	(b)	$174		$13,350	(b)
Net interest income (expense)	2,569	1,710	168		(102)		4,345
Total revenue	8,598	5,870	3,155	(b)	72		17,695	(b)
Provision for credit losses	99	41	(4)		(17)		119
Noninterest expense	6,358	3,205	2,776		956		13,295
Income (loss) before income taxes	$2,141	$2,624	$383	(b)	$(867)		$4,281	(b)
Pre-tax operating margin (c)	25%	45%	12%		N/M		24%
Average assets	$197,434	$131,383	$26,714		$51,211		$406,742
(a)    The prior period was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.
(b)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $2 million.
(c)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2022	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	(a)	Consolidated	(a)
(dollars in millions)
Total fee and other revenue	$5,974	$3,889	$3,335	(b)	$(160)		$13,038	(b)
Net interest income (expense)	2,028	1,410	228		(162)		3,504
Total revenue (loss)	8,002	5,299	3,563	(b)	(322)		16,542	(b)
Provision for credit losses	8	7	1		23		39
Noninterest expense	6,281	2,936	3,515		278		13,010
Income (loss) before income taxes	$1,713	$2,356	$47	(b)	$(623)		$3,493	(b)
Pre-tax operating margin (c)	21%	44%	1%		N/M		21%
Average assets	$212,575	$138,249	$32,057		$43,806		$426,687
(a)    The prior period was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 for additional information.
(b)    Total fee and other revenue, total revenue and income before taxes are net of (loss) attributable to noncontrolling interests related to consolidated investment management funds of $(13) million.
(c)    Income before taxes divided by total revenue.
N/M – Not meaningful.